Related Party Transactions (Details) - CHF (SFr)		3 Months Ended	12 Months Ended
	Sep. 09, 2022	Mar. 08, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Fees paid				SFr 231,770
Fees payment for other services				3,025
Agreement amount	SFr 600,000
Short term loan		SFr 100,000	SFr 305,616	63,882
Bearing interest rate		5.00%
Payroll charge			1,038,810	810,671	434,017
Fees amount			183,058	165,245	163,476
Share based payments			223,286	240,408	261,988
Pension amount			49,050	29,467	26,870
Stock option amount			107,110	49,480	SFr 38,455
Gremaud GmbH [Member]
Related Party Transactions (Details) [Line Items]
Fees paid			195,988	14,720
Fees payment for other services			SFr 0	SFr 161,596
Loan agreement [Member]
Related Party Transactions (Details) [Line Items]
Agreement amount	SFr 200,000